Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]	6 Months Ended
Sep. 30, 2019
Text Block [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]
9.    OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS
The following tables present, as of March 31, 2019 and September 30, 2019, the gross and net amounts of derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At March 31, 2019			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥13,205	¥—	¥13,205	¥(10,752)	¥(590)	¥1,863
Receivables under resale agreements	13,885	(2,910)	10,975	(9,793)	(20)	1,162
Receivables under securities borrowing transactions	2,759	—	2,759	(2,693)	—	66

Total	¥29,849	¥(2,910)	¥26,939	¥(23,238)	¥(610)	¥3,091

Financial liabilities:
Derivative liabilities	¥12,710	¥—	¥12,710	¥(10,671)	¥(933)	¥1,106
Payables under repurchase agreements	28,125	(2,900)	25,225	(24,930)	(15)	280
Payables under securities lending transactions	913	—	913	(880)	—	33
Obligations to return securities received as collateral	3,087	—	3,087	(1,244)	—	1,843

Total	¥44,835	¥(2,900)	¥41,935	¥(37,725)	¥(948)	¥3,262

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At September 30, 2019			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥14,975	¥—	¥14,975	¥(11,956)	¥(726)	¥2,293
Receivables under resale agreements	18,104	(1,857)	16,247	(15,349)	(23)	875
Receivables under securities borrowing transactions	2,874	—	2,874	(2,802)	—	72

Total	¥35,953	¥(1,857)	¥34,096	¥(30,107)	¥(749)	¥3,240

Financial liabilities:
Derivative liabilities	¥14,182	¥—	¥14,182	¥(11,999)	¥(1,003)	¥1,180
Payables under repurchase agreements	28,468	(1,852)	26,616	(26,286)	(13)	317
Payables under securities lending transactions	1,111	—	1,111	(1,075)	—	36
Obligations to return securities received as collateral	3,391	—	3,391	(1,196)	—	2,195

Total	¥47,152	¥(1,852)	¥45,300	¥(40,556)	¥(1,016)	¥3,728